Schedule of Investments California Municipal Fund Inc.^

(Unaudited) January 31, 2021

Principal Amount		Value
Municipal Notes 161.5%
American Samoa 0.8%
$600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$694,242
California 144.1%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,105,660
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	293,448
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	276,656
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	422,828
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,227,930
1,278,657	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,457,873
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,072,320
1,400,000	California Hlth. Facs. Fin. Au. Rev. (Hosp. Adventist Hlth. Sys.), (LOC: U.S. Bank), Ser. 1998-B, 0.01%, due 9/1/2028	1,400,000	(a)
500,000	California Infrastructure & Econ. Dev. Bank Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	537,665	(b)
1,000,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024	1,001,560
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,076,800	(b)
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	543,880
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
255,000	Ser. 2015-A, 4.50%, due 10/1/2025	268,793
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,184,286	(b)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,128,530	(b)
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	565,900	(b)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025	406,208
410,000	Ser. 2013, 4.00%, due 10/1/2026	442,890
455,000	Ser. 2013, 4.00%, due 10/1/2027	490,085
600,000	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	623,358
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027	642,256
630,000	Ser. 2014-A, 4.00%, due 1/1/2028	667,302
330,000	Ser. 2014-A, 4.00%, due 1/1/2029	348,757
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	2,217,660
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	465,692	(b)
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,763,985	(b)

See Notes to Schedule of Investments

Principal Amount		Value
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
$400,000	Ser. 2017-A, 4.00%, due 7/1/2023	$434,484	(b)
290,000	Ser. 2014-A, 4.13%, due 7/1/2024	310,813
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	447,548	(b)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	164,546	(b)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,354,708
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15,000	Ser. 2012-AN, 5.00%, due 12/1/2021	15,608
540,000	Ser. 2012-AN, 5.00%, due 12/1/2021	562,145
	California St. G.O.
1,500,000	Ser. 2012, 5.00%, due 2/1/2027	1,572,465
2,000,000	Ser. 2020, 3.00%, due 11/1/2050	2,190,980
1,390,000	California St. Hlth. Fac. Fin. Au. Rev. (Commonspirit Hlth. Oblig.), Ser. 2020-A, 4.00%, due 4/1/2049	1,612,692
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,284,440
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	355,000	(b)(c)
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	183,000	(b)(c)
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	564,619	(b)
1,910,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,053,422	(b)
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	452,055	(b)
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	443,044	(b)
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus Proj.), Ser. 2019-A, 5.00%, due 6/1/2050	1,159,608	(b)
365,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024	386,473	(b)
1,200,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	1,315,212	(b)
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,486,862
400,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), (LOC: Wells Fargo Bank N.A.), Ser. 2001-W-3, 0.01%, due 4/1/2025	400,000	(a)
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026	829,152
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	600,425	(b)
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	784,700
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	663,354	(b)
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,726,905
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,629,210
800,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	905,784
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,409,446
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	585,270	(b)
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,495,060

See Notes to Schedule of Investments

Principal Amount		Value
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
$350,000	Ser. 2013-A, 5.00%, due 9/1/2026	$388,672
560,000	Ser. 2013-A, 5.00%, due 9/1/2027	620,144
700,000	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/2021	702,744
2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	2,249,240
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,452,187
1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	1,692,195
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
2,000,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	2,081,820
5,000,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	5,204,550
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,281,190
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,194,950
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150,000	Ser. 2013, 4.00%, due 9/1/2023	164,048
300,000	Ser. 2013, 4.00%, due 9/1/2024	327,615
450,000	Ser. 2013, 4.00%, due 9/1/2025	491,162
645,000	Ser. 2013, 3.50%, due 9/1/2026	693,627
690,000	Ser. 2013, 3.63%, due 9/1/2027	741,943
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	788,181
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315,000	Ser. 2014, 5.00%, due 5/15/2026 Pre-Refunded 5/15/2022	337,639
500,000	Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	535,935
1,105,000	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,166,316
300,000	Los Angeles City Multi-Family Rev., (LOC: JP Morgan Chase Bank N.A.), Ser. 1994-A, 0.01%, due 8/1/2026	300,000	(a)
3,150,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	4,351,441
2,000,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/2027 Pre-Refunded 3/1/2022	2,106,260
300,000	Metropolitan Wtr. Dist. So. California, Ser. 2018-A-1, (LOC: Toronto Dominion Bank), 0.01%, due 7/1/2037	300,000	(a)
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	1,085,771
500,000	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	584,010
1,490,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,630,134
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,355,988
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,159,980
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
105,000	Ser. 2013, 4.00%, due 9/1/2021	107,196
600,000	Ser. 2013, 5.00%, due 9/1/2025	642,732
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320,000	Ser. 2013-B, 0.00%, due 6/1/2022	1,288,056
1,500,000	Ser. 2013-B, 0.00%, due 6/1/2023	1,444,125
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	114,869
200,000	Ser. 2017, 4.00%, due 9/1/2030	227,304
525,000	Ser. 2017, 3.25%, due 9/1/2031	561,446
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Cap. Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	2,053,379

See Notes to Schedule of Investments

Principal Amount		Value
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
$1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	$1,196,050
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	515,612
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,412,130
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	557,795	(b)
230,000	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/2022	230,490
1,070,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/2025 Pre-Refunded 8/1/2021	1,091,068
400,000	San Mateo Co. Trans. Au., (LOC: Bank Of America N.A.), Ser. 2020-B, 0.01%, due 6/1/2049	400,000	(a)
685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029 Pre-Refunded 8/1/2025	800,142
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105,000	Ser. 2011-A, 0.00%, due 9/1/2025	82,675
895,000	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	705,197
1,390,000	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/2021	1,395,491
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	330,218
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	614,997
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	346,392
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	286,818
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,067,950
1,000,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,065,120
170,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	190,165
1,145,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	1,443,753
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,233,660
800,000	Tender Option Bond Trust Receipts/Certificates, (LOC: Mizuho Cap. Markets LLC), Ser. 2020, 0.24%, due 7/1/2032	800,000	(a)(b)
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	634,755
720,000	Univ. of California Rev. Ref., Ser. 2013-AL-3, 0.01%, due 5/15/2048	720,000	(a)
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	4,372,320
3,500,000	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,350,550
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,589,052	(d)
		125,870,601
Illinois 1.2%
1,000,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,076,630

Kansas 0.5%
390,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	393,502

Louisiana 0.6%
500,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	540,275

See Notes to Schedule of Investments

Principal Amount		Value
New Jersey 0.7%
$580,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	$617,567

New York 0.8%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	702,396

North Carolina 0.5%
450,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	456,791

Ohio 5.5%
3,900,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	4,544,358
280,000	So. Ohio Port. Exempt Fac. Au. Rev., (PureCycle Ohio LLC), Ser. 2020-A, 7.00%, due 12/1/2042	303,719	(b)
		4,848,077
Puerto Rico 5.9%
1,000,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,003,540
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	4,166,294
		5,169,834
Texas 0.5%
294,782	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583	(b)(c)
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	403,141
		426,724
Wisconsin 0.4%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	335,421	(b)

	Total Investments 161.5% (Cost $128,547,105)	141,132,060

	Other Assets Less Liabilities 1.4%	1,227,427

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $16,821) (62.9)%	(54,983,179)

	Net Assets Applicable to Common Stockholders 100.0%	$87,376,308

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2021.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $18,551,436, which represents 21.2% of net assets applicable to common stockholders of the Fund.

(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$141,132,060	$—	$141,132,060
Total Investments	$—	$141,132,060	$—	$141,132,060

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

^                  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2021

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman California Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – unadjusted quoted prices in active markets for identical investments

•                  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited) (cont’d)

ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Within the United States, California is among the hardest-hit states. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.